Financial income, financial expenses and exchange losses (Tables)	6 Months Ended
Jun. 30, 2023
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Summary of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses
The following table provides a breakdown for financial income, financial expenses and exchange losses:

	For the six months ended June 30,
(€ thousands)	2023	2022
Financial income
Options - Changes in fair value	3,347	60
Warrants - Changes in fair value	—	8,417
Securities	5,517	6,290
Hedging operations	1,596	302
Interest on financial other assets	1,095	527
Interest on financial receivables/loans	106	197
Derivative financial instruments	3,180	95
Other financial income	760	13
Total financial income	15,601	15,901

Financial expenses
Options - Changes in fair value	(2,137)	(15,705)
Warrants - Changes in fair value	(22,909)	—
Hedging operations	(3,179)	(5,626)
Interest and financial charges for lease liabilities	(6,654)	(4,947)
Securities	(2,488)	(12,996)
Interest on bank loans and overdrafts	(6,299)	(20)
Interest expenses on interest rate swaps	(207)	(936)
Derivative financial instruments	—	—
Other financial expenses	(719)	(1,735)
Total financial expenses	(44,592)	(41,965)

Foreign exchange losses	(7,003)	(9,893)